Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

On October 14, 2024 the Company and Seller entered into an agreement whereby Seller agreed to provide funding, in the form of a series of notes, for the Company’s transaction expenses related to the CFI merger, for the period from the BCA until the closing of the combination. Through the date of issuance of these financials four notes had been funded for a cumulative amount of 273,262. The Seller also funded the Company’s payment to the Trust of $229,770 through an advance.

On December 16, 2024 the Company made a payment of $229,770 to the Trust account to extend the time available to complete the business combination until March 29, 2025.

On December 18, 2024 the Business Combination Agreement (“BCA”) was amended and restated in order to correct certain administrative matters, clarify terms that were vague in the initial BCA, and to definitize the Sponsor payment of $2.0 million that is due at the successful completion of the Business Combination.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based on this review, except as set forth below, the Company did not identify any subsequent events, other than the settlement of the Omnia lawsuit, that would have required adjustment or disclosure in the financial statements.

On March 11, 2024, the Company settled an outstanding lawsuit against Omnia Global a/k/a Omnia Schweiz GmbH, Daniel Hansen, Mette Abel Hansen, and James Mair Findlay (collectively, “Omnia”).